Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements of Comprehensive Loss
Foreign currency translation adjustments, tax benefit (expense)	$ (745)	$ (1,686)	$ 4,260	$ 6,456	$ 942	$ (2,153)	$ 2,990
Unrealized loss on cash flow hedges, tax benefit	75	800	167	2,295	2,965	6,309	5,005
Reclassification adjustment for losses on cash flow hedges included in net loss, tax benefit	$ 712	$ 1,173	$ 1,402	$ 2,422	$ 4,764	$ 7,102	$ 1,345